SHARE CAPITAL DISCLOSURE: Schedule of fair value assumptions, options October 2, 2024 (Details) - Incentive stock options for directors, officers, and consultants	12 Months Ended
Jan. 31, 2025 $ / shares
Expected life of options	2 years
Risk-Free Interest Rate	2.98%
Annualized volatility	328.00%
Fair Value at the date of transaction	$ 0.04